Initial Public Offering (Details) - $ / shares		12 Months Ended
	Dec. 22, 2021	Dec. 31, 2024
Initial Public Offering [Line Items]
Number of securities called by each warrant (in Shares)	1
Total equity proceeds percentage		60.00%
Market value price		$ 9.2
Market value percentage		115.00%
Redemption trigger price		$ 18
Expire term		5 years
Redemption price per warrant		$ 0.01
Redemption period days		30 days
Redemption period		$ 18
Common stock threshold trading days		20
Consecutive trading day threshold		30
Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issued per unit (in Shares)	1
Warrant exercise price	$ 11.5
Market value percentage		180.00%
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant (in Shares)		1
Warrant exercise price		$ 11.5
Common Stock [Member]
Initial Public Offering [Line Items]
Price per share	$ 10
Number of shares issued per unit (in Shares)	1
IPO [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	18,975,000	2,475,000
Price per share	$ 10.1
IPO [Member] | Common Stock [Member]
Initial Public Offering [Line Items]
Warrant exercise price	$ 11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Units issued (in Shares)	2,475,000
Price per share	$ 10
Over-Allotment Option [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Warrant exercise price		$ 11.5
Public Warrants [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Price per share		$ 9.2